Post-employment Benefits - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Member	Dec. 31, 2020 USD ($) Member	Dec. 31, 2019 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ 300,000
Demographic assumptions increase in expected employee salaries	125.00%	100.00%
Demographic assumptions increase in expected employee turnover rate	15.00%	11.00%
Average life expectancy in years after retirement for male	22 years 6 months 25 days	22 years 8 months 19 days
Average life expectancy in years after retirement for female	24 years 4 months 13 days	24 years 4 months 13 days
United States
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan	$ 200,000		$ 0
United States | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan		$ 100,000
Swiss Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of capital and interest guarantee	100.00%
Number of active members | Member	252	173
Demographic assumptions increase in expected employee salaries	1.25%	1.00%
Demographic assumptions increase in expected employee turnover rate	0.75%	0.50%
Estimating the defined benefit obligation, the discount rates	0.30%	0.20%
Weighted average modified duration	15 years 10 months 24 days	18 years 9 months 18 days
LPP interest rate	1.00%	1.00%
Extra mandatory part equivalent to discount rate	0.30%	0.35%
Expected employer contributions for next annual reporting period	$ 1,600,000
French Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | Member	105	86
Demographic assumptions increase in expected employee salaries	1.50%	2.30%
Estimating the defined benefit obligation, the discount rates	0.35%	0.70%
Weighted average modified duration	25 years 10 months 24 days	26 years 9 months 18 days